Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000186128 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000186128 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000186128 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000186128 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000186128 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000186128 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000186128 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000186128 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186128 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186128 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186128 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000186128 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000186128 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000186128 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000186128 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247283 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000247283 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000247283 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247283 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000247283 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247283 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247283 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247283 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247283 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247283 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247283 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000247283 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000247283 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247283 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247283 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%